FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Schedule of Concentration of Currency Risk) (Details)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
NIS per $1
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate per dollar	3.456	3.748	3.467
Percentage increase (decrease) in USD exchange rate	(7.80%)	8.10%
Euro per $1
Disclosure of risk management strategy related to hedge accounting [line items]
Exchange rate per dollar	0.891	0.873	0.835
Percentage increase (decrease) in USD exchange rate	2.10%	4.60%